Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (9,638,979)	$ (1,401,932)	¥ (5,021,174)	¥ (2,573,254)
Accretion on convertible redeemable preferred shares to redemption value	(13,667,291)		(2,576,935)	(981,233)
Accretion on redeemable non-controlling interests to redemption value	(63,297)		0	0
Net loss attributable to non-controlling interests	41,705	6,066	36,440	36,938
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	¥ (23,327,862)	$ (3,392,897)	¥ (7,561,669)	¥ (3,517,549)
Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted | shares	332,153,211	332,153,211	21,801,525	16,697,527
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc. | (per share)	¥ 70.23	$ 10.21	¥ 346.84	¥ 210.66